Income Taxes - Schedule of Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets:
Operating loss carryforward	$ 35,404	$ 548
Capital loss carryforward	17,705	17,749
Deferred revenue	17,169	24,765
Property, plant, and equipment	1,438	1,440
Intangible assets	34,836	36,612
Accrued expenses	60,862	45,756
Bad debt allowance	212	583
Hedge accounting		792
Marketable securities		262
Other, net	10,077	8,506
Total deferred tax assets	177,704	137,013
Valuation allowance for deferred tax assets	(27,857)	(23,338)
Net deferred tax assets	149,847	113,675
Deferred tax liabilities:
Property, plant, and equipment	(8,991)	(10,178)
Marketable securities	(541)
Hedge accounting	(17)
Other, net	(198)	(199)
Total deferred tax liabilities	(9,747)	(10,377)
Net deferred tax assets	140,100	103,298
Net deferred tax assets alternative
Domestic (Israel)	4,888	4,224
Foreign (North America)	135,212	99,074
Net deferred tax assets	$ 140,100	$ 103,298